INCOME TAXES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 5,291,000	$ 5,991,000
Valuation allowance	(5,291,000)	(5,991,000)
Net deferred tax asset	$ 0	$ 0